ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Details) $ in Thousands, $ in Thousands		Dec. 31, 2022 ARS ($) $ / $ $ / €	Dec. 31, 2022 USD ($) $ / $ $ / €	Dec. 31, 2022 EUR (€) $ / $ $ / €	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
CURRENT ASSETS [Abstract]
Total current assets		$ 63,579,127			$ 58,321,130
NON-CURRENT ASSETS [Abstract]
Total non-current assets		40,177,182			43,736,729
Total assets		103,756,309			102,057,859
CURRENT LIABILITIES [Abstract]
Total current liabilities		16,884,944			17,101,742
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		90,694,136			100,121,274
TOTAL LIABILITIES		107,579,080			117,223,016
Public and private debt bonds		27,013,330
Time deposits		865,009
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		10,524,936			11,820,683
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		3,919,929			2,299,738
Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 90,694,136			100,121,274
Euro [Member]
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / €	[1]	189.916	189.916	189.916
Euro [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 54,413		€ 287	0		€ 0
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		2,988,946			8,627,004
Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		1,438			3,721
NON-CURRENT ASSETS [Abstract]
Total non-current assets		40,162,283			43,720,399
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		16,939,295			20,693,854
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		4,359,818			3,151,559
NON-CURRENT ASSETS [Abstract]
Total non-current assets		14,899			16,330
Foreign Currency [Member]
CURRENT ASSETS [Abstract]
Total current assets		43,279,461	$ 244,572		26,646,033	$ 133,429
NON-CURRENT ASSETS [Abstract]
Total non-current assets		40,162,283	226,957		43,718,092	218,917
Total assets		83,441,744	471,529		70,364,125	352,346
Foreign Currency [Member] | U.S. Dollars [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		10,713,636	60,474		9,864,599	49,300
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		92,484,497	522,039		100,121,274	500,377
TOTAL LIABILITIES		103,198,133	582,513		109,985,873	549,677
Foreign Currency [Member] | U.S. Dollars [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 6,848,120	$ 38,655		7,564,861	37,807
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	177.16	177.16	177.16
Foreign Currency [Member] | U.S. Dollars [Member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 3,865,516	$ 21,819		2,299,738	11,493
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	177.16	177.16	177.16
Foreign Currency [Member] | U.S. Dollars [Member] | Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 90,694,136	$ 511,933		100,121,274	500,377
Exchange rate (in Ps. per dollars) | $ / $	[1]	177.16	177.16	177.16
Foreign Currency [Member] | U.S. Dollars [Member] | Contract Liabilities [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 1,790,361	$ 10,106		0	0
Exchange rate (in Ps. per dollars) | $ / $	[1]	177.16	177.16	177.16
Foreign Currency [Member] | Euro [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 136,456		€ 719,000	0		0
NON CURRENT LIABILITIES [Abstract]
TOTAL LIABILITIES		136,456		719,000			0
Foreign Currency [Member] | Euro [Member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 82,043		€ 432,000	0		€ 0
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / €	[1]	189.916	189.916	189.916
Foreign Currency [Member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 285,436	$ 1,613		301,949	1,512
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	176.96	176.96	176.96
Foreign Currency [Member] | Financial Assets at Amortized Cost [Member]
NON-CURRENT ASSETS [Abstract]
Total non-current assets	[3]	$ 40,162,283	$ 226,957		43,718,092	218,917
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2],[3]	176.96	176.96	176.96
Foreign Currency [Member] | Financial Assets at Fair Value Through Profit or Loss [Member]
CURRENT ASSETS [Abstract]
Total current assets	[4]	$ 31,295,730	$ 176,852		13,084,872	65,522
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2],[4]	176.96	176.96	176.96
Foreign Currency [Member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 11,698,295	$ 66,107		$ 13,259,212	$ 66,395
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	176.96	176.96	176.96

[1]	Sell exchange rate at the end of fiscal year
[2]	Buy exchange rate at the end of fiscal year
[3]	Includes time deposits Dólar Linked for Ps. 865,009.
[4]	Includes public and private debt bonds Dólar Linked for Ps. 27,013,330.